Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Summary of Intangible assets acquired
Intangible assets acquired consisted of the following:

	Amount	Estimated useful life (years)
Trademarks	13,299	20
Domains	204	20
Developed technology	8,206	2.5
Licenses	634	1.3
Customer relationships	29,415	7

Total intangible assets acquired	$51,758

Business Acquisition, Pro Forma Information [Table Text Block]
The following table summarizes the revenue and net loss (including purchase accounting amortization and the impact of intercompany eliminations) of the Best Day Group included in our consolidated statements of income for the year ended December 31, 2020 since October 1, 2020, the date of acquisition:

Period from the date of acquisition to December 31, 2020
Revenue	$14,125
Net loss	$(14,983)
The following pro forma summary presents certain consolidated information as if the acquisition of the Best Day Group had occurred on January 1, 2019:

	For the years ended December 31,
	2020	2019
Revenue	$165,122	$658,147
Net loss	$(242,261)	$(38,241)

Best Day Group [Member]
Business Acquisition [Line Items]
Summary of preliminary purchase price allocation
The following table summarizes the estimated preliminary purchase price:

Consideration:
Fair value of purchase price payable on October 1, 2023	8,642
Fair value of contingent consideration payable on October 1, 2024	1,526

Total consideration as of acquisition date	$10,168

Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	5,404
Restricted cash	2,763
Trade accounts receivable, net of credit expected loss	9,122
Related party receivable	2,337
Lease right-of-use assets	7,415
Property and equipment, net	8,836

Intangible assets, net	51,758
Deferred tax assets	12,851
Seller indemnification	11,814
Other assets and prepaid expenses	33,446

Total assets acquired	$145,746

Accounts payable and accrued expenses	7,948
Travel accounts payable	82,170
Related party payable	266
Short-term and long-term debt	10,618
Lease liabilities	7,955
Contingent liabilities (1)	22,436
Deferred revenue	775
Taxes payable (2)	29,573
Deferred tax liabilities	11,015
Promissory notes issued (3)	13,928
Other liabilities	16,534

Total liabilities assumed	$203,218

Total net liabilities assumed	$57,472

Goodwill	$67,640

(1)
Includes $17,933 of identified acquisition-date probable contingencies related to non-income
tax and $4,503 of identified acquisition-date probable contingencies related to social security and other matters. Amount reflects the best estimate of probable outcome. See Note 21.

(2)	Includes a liability of $28,955 for acquisition-date unrecognized tax benefits related to uncertain tax positions taken by the acquiree prior to our acquisition. See Note 19.
(3)
As part of the Acquisition Agreement, we legally assumed a debt that the acquired companies had with its previous shareholders. We issued four promissory notes for an aggregate nominal amount of $14,323 (which fair value was $13,928 as of the date of acquisition). The notes accrue interest at a fixed rate of 5% per annum and will be payable in cash on October 1, 2023.

Koin Administradora De Cartoes E Meios De Pagamentos SA [Member]
Business Acquisition [Line Items]
Summary of preliminary purchase price allocation
The following table presents the final purchase price allocation as of December 31, 2020:

Consideration:

Fair value of purchase price	$977

Redeemable non-controlling interest:	$2,655

Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	322
Restricted cash	4
Trade accounts receivable, net of credit expected loss	1,194
Lease right-of-use assets	177
Property and equipment, net	99
Intangible assets, net	743
Other assets and prepaid expenses	66

Total assets acquired	$2,605

Accounts payable and accrued expenses	1,721
Short-term debt	1,250
Lease liabilities	178
Contingent liabilities	19
Taxes payable	684
Deferred tax liabilities	253
Other liabilities	479

Total liabilities assumed	$4,584

Total net liabilities assumed	$1,979

Goodwill	$5,611

Viajes Falabella [Member]
Business Acquisition [Line Items]
Summary of preliminary purchase price allocation
The following table presents the final purchase price allocation as of December 31, 2019 and the reconciliation with “Payments for acquired business, net of cash acquired” line item in our consolidated statements of cash flows for the year ended December 31, 2019:

Consideration:

Fair value of purchase price	$22,196

Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	11,272
Trade accounts receivable, net of credit expected loss	11,828
Other assets and prepaid expenses	34,611
Property and equipment, net	2,420
Intangible assets, net	3,663

Total assets acquired	$63,794

Travel accounts payable	36,656
Other liabilities	15,807

Total liabilities assumed	$52,463

Total net assets acquired	$11,331

Goodwill	$10,865